Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 5,158
Expensed exploration expenditures previously capitalised	53	$ (342)	$ (171)
Intangibles ending	5,709	5,158
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,542	6,816
Additions through business combinations	799
Additions	989	324
Disposals at cost	(135)	(58)
Transfers	(1,280)	(982)
Expensed exploration expenditures previously capitalised	53	(342)
Impairment of goodwill		(3)
Foreign currency translation effect	41	(213)
Intangibles ending	6,010	5,542	6,816
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(384)
Intangibles ending	(302)	(384)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,599
Intangibles ending	1,169	1,599
Exploration expenses [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,599	1,958
Additions through business combinations	0
Additions	410	227
Disposals at cost	0	(10)
Transfers	(961)	(227)
Expensed exploration expenditures previously capitalised	114	(283)
Impairment of goodwill		0
Foreign currency translation effect	7	(65)
Intangibles ending	1,169	1,599	1,958
Acquisition costs related to oil and gas prospects [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,035
Intangibles ending	2,036	2,035
Acquisition costs related to oil and gas prospects [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,035	2,670
Additions through business combinations	5
Additions	360	4
Disposals at cost	0	(50)
Transfers	(319)	(516)
Expensed exploration expenditures previously capitalised	(61)	(59)
Impairment of goodwill		0
Foreign currency translation effect	16	(14)
Intangibles ending	2,036	2,035	2,670
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,380
Intangibles ending	1,733	1,380
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,380	1,467
Additions through business combinations	348
Additions	9	36
Disposals at cost	(10)	0
Transfers	4	0
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill		(3)
Foreign currency translation effect	2	(121)
Intangibles ending	1,733	1,380	1,467
Goodwill [Member] | Cost [Member] | Exploration and Production Norway [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	533
Goodwill [Member] | Cost [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	440
Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	144
Intangibles ending	770	144
Other intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	528	722
Additions through business combinations	446
Additions	210	57
Disposals at cost	(124)	1
Transfers	(4)	(239)
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill		0
Foreign currency translation effect	16	(13)
Intangibles ending	1,072	528	$ 722
Other intangible assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(384)
Intangibles ending	$ (302)	$ (384)